Document and Entity Information	9 Months Ended
Sep. 30, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	Emerald Bioscience, Inc.
Entity Central Index Key	0001516551
Entity Filer Category	Non-accelerated Filer
Document Type	POS AM
Document Period End Date	Sep. 30, 2019
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Description	The registrant is filing this Post-Effective Amendment No. 5 to Form S-1 to amend its registration statements (Registration Nos. 333-231951 and 333-234673), initially filed with the Securities and Exchange Commission (the “SEC”) on June 4, 2019 and November 13, 2019, respectively (the “Registration Statements”), to include a placement agent. The Registration Statements initially registered the sale of an aggregate amount of $40,440,000 of securities (consisting of $33,750,000 registered under Registration Statement No. 333-231951 and $6,690,000 registered under Registration Statement No. 333-234673). As of the date hereof, $4,800,000 of the aggregate amount of such registered securities have been sold pursuant to the securities purchase agreement described in the current report on the Form 8-K filed with the SEC on November 21, 2019, and $35,640,000 of the aggregate amount of such securities remain unsold. A portion of such unsold securities is expected to be offered and sold pursuant to a final prospectus. No additional amount of securities is being registered under this Post-Effective Amendment No. 5. All applicable registration fees were paid at the time of the original filing of the Registration Statements. The information in this prospectus is not complete and may be changed. We may not sell these securities until the Registration Statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any State where the offer or sale is not permitted.